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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.






Pioneer Equity
Opportunity Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PEOFX
Class B   PEOBX
Class C   PEOCX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         13

Schedule of Investments                                                 15

Financial Statements                                                    23

Notes to Financial Statements                                           30

Trustees, Officers and Service Providers                                36


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

Pioneer Equity Opportunity Fund's performance rebounded over the six months ended May 31, 2009. However, the Fund's cautious approach steered it away from the speculative investments that led the spring 2009 market rally. In the following interview, portfolio manager Timothy Horan reviews the six-month period and details the factors that drove the Fund's performance.

Q    How did the Fund perform over the six months ended May 31, 2009?

A Pioneer Equity Opportunity Fund's Class A shares had a total return of 15.49% at net asset value during the six months ended May 31, 2009, compared with a return of 11.05% over the same period for the Fund's benchmark, the Russell 2500 Index (the Russell Index). During the same six-month period, the average return of the 801 funds in Lipper's Multi Cap Core category was 10.47%.

Q Please describe the investment background over the six-month period ended May 31, 2009.

A The nation's equity markets mirrored the steep decline in economic output through the early part of the period. Markets recovered briefly following the 2008 presidential election, thanks to accommodative moves by the Federal Reserve Board (the Fed). Although fears of an all-out depression abated, the U.S. government's aggressively interventionist programs weighed on investor sentiment and stock prices continued to slide. By early March of 2009, valuations had fallen to extreme lows that could not be justified using conventional metrics; at that point, the market turned higher. But the rally's leadership centered on the kinds of stocks we prefer not to own in the Pioneer Equity Opportunity Fund; in particular, financially weaker companies and enterprises with what we feel are cloudy prospects. As a result, the Fund surrendered a portion of the wide performance advantage it had built up over its benchmark, the Russell 2500 Index, earlier in the period.

Q Against that background, which of your strategies or holdings had a beneficial impact on the Fund's performance during the six months ended May 31, 2009?

A We approached the consumer discretionary sector cautiously by first investing the Fund in an ETF (Exchange Traded Fund) to establish diversified sector exposure. We then reallocated those Fund assets as we found opportunities among companies that met our selection criteria. True Religion Brand, a California-based maker of high-end jeans, added to the Fund's performance results. Finely tuned manufacturing and distribution practices


4 Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09 have reduced inventory risk for the company, which retails through department stores and its own outlets, and maintains pricing by avoiding discounters. The Fund also realized gains in its position in GameStop, a retailer of video games and consoles. High operating margins and a popular trade-in policy boosted the company's results.

     In industrials, the Fund benefitted from a position in Aecom, an engineering firm that designs airports, utility plants and other large-scale projects. Aecom, which is not exposed to construction risk, possibly stands to benefit from infrastructure stimulus in Hong Kong, China and the United States.

     KBR, a global engineering, construction, and services company, saw continuing growth in its project backlog. After its spinout from Halliburton, KBR is now free to use capital for stock buybacks or acquisitions. The Fund's performance also benefited from holding General Cable, makers of power distribution lines and undersea cables. Recession fears had brought valuations to levels that sharply understated the firm's earnings power and strong cash flow.

     We also favored technology shares for the Fund over the period, emphasizing companies with very strong balance sheets and superior growth potential in an economic recovery. Teradata, which rose during the period, offers hardware and software packages to companies seeking to maximize their knowledge of customer preferences through information management and "mining" of purchase patterns.

Q Which holdings or sectors hurt the Fund's overall performance over the six months ended May 31, 2009?

A An ETF focused on regional banks was the period's worst performer for the Fund, as pressure continued to be applied to banking companies of varying sizes. We sold Cubist Pharmaceuticals from the Fund when its shares declined after another firm filed for a generic equivalent to Cubicin, the sales leader among drugs targeting hospital-based infections. Raytheon, which had been a strong performer for several quarters, also fell, as the need to beef up its pension funding following investment losses discouraged investors. Raytheon also suffered when investors moved away from defense manufacturers amid concerns that the new administration might cut spending. We sold the holding from the Fund's portfolio. We also eliminated the Fund's holding in Insulet, which manufactures an advanced insulin delivery system for diabetics. Despite the efficacy of Insulet's products, our investment discipline led us to sell it from the Fund when we lost confidence in the company's management. In materials, shares of mining giant Freeport-McMoRan were hammered last year amid the global industrial slowdown. We sold the shares from the Fund when prices partially recovered as China expanded copper purchases.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     5

     At the sector level, the Fund's overweight position in consumer staples, the result of our conservative approach during this volatile period, hurt performance. And when investor preferences moved from staples to consumer discretionary shares, the Fund's underweighting compared to the Russell Index and the absence of better-performing issues hurt performance results in that sector.

Q What is your outlook for upcoming quarters and how are you positioning the Fund?

A We do not expect the economy to improve as quickly as some forecasters suggest. Mortgage issues persist, holding back consumer spending and its power to move the economy forward. In addition, banks now face problems in real estate and commercial industrial loans. In broad terms, the companies we follow are faring relatively well. Many have good cash flows and have reined in spending severely. Sweeping restructuring efforts also have strengthened prospects in many cases. In our view, the Fund's portfolio holdings are well-positioned to meet increased demand when it finally comes. But the weak dollar, huge federal deficits and inflation worries will continue to act as brakes on any economic expansion. Given that outlook, we are maintaining the more conservative approach to stock selection that characterized the Fund during this just-completed six-month period.

Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.


6    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     7

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                      88.5%
Temporary Cash Investments                                               8.8%
Exchange Traded Funds                                                    2.0%
Depositary Receipts for International Stocks                             0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                  20.8%
Health Care                                                             13.6%
Industrials                                                             13.4%
Financials                                                              13.0%
Consumer Discretionary                                                  11.8%
Energy                                                                   7.9%
Consumer Staples                                                         7.0%
Materials                                                                6.6%
Utilities                                                                5.4%
Telecommunication Services                                               0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.    Advanced Magnetics, Inc.                                         3.98%
 2.    KBR, Inc.                                                        3.55
 3.    Inverness Medical Innovations, Inc.                              2.76
 4.    Teradata Corp.                                                   2.65
 5.    Apple, Inc.                                                      2.56
 6.    Southwestern Energy Co.                                          2.54
 7.    Riverbed Technology, Inc                                         2.30
 8.    Thermo Fisher Scientific, Inc.                                   2.24
 9.    Cisco Systems, Inc.                                              2.11
10.    F5 Networks, Inc.                                                2.05

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class           5/31/09           11/30/08
       A             $ 7.83             $ 6.78
-------------------------------------------------
       B             $ 7.58             $ 6.59
-------------------------------------------------
       C             $ 7.59             $ 6.60
-------------------------------------------------

Distributions per Share: 11/30/08-5/31/09
--------------------------------------------------------------------------------

                    Net
                 Investment       Short-Term        Long-Term
     Class         Income       Capital Gains     Capital Gains
       A           $ --            $ --              $ --
----------------------------------------------------------------
       B           $ --            $ --              $ --
----------------------------------------------------------------
       C           $ --            $ --              $ --
----------------------------------------------------------------


             Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2009)
--------------------------------------------------------------------------
                                           Net Asset     Public Offering
Period                                     Value (NAV)   Price (POP)
--------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                    -2.13%              -3.41%
1 Year                                      -34.24              -38.04
--------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------
                                            Gross              Net
--------------------------------------------------------------------------
                                               1.70%              1.26%
--------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                            Pioneer Equity
                             Opportunity           Russell 2500
                                Fund                  Index
12/04                            9,425               10,000
 5/05                            9,292                9,810
 5/06                           10,607               11,488
 5/07                           14,077               13,897
 5/08                           12,689               12,737
 5/09                            8,344                8,476

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2009)
----------------------------------------------------------------------
                                             If             If
Period                                       Held           Redeemed
----------------------------------------------------------------------
Life-of-Class
(12/1/04)                                  -2.96%          -3.15%
1 Year                                    -34.81          -37.41
----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
----------------------------------------------------------------------
                                           Gross           Net
----------------------------------------------------------------------
                                            2.55%           2.16%
----------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                            Pioneer Equity
                             Opportunity           Russell 2500
                                Fund                  Index
12/04                          10,000                 10,000
 5/05                           9,834                  9,810
 5/06                          11,132                 11,488
 5/07                          14,645                 13,897
 5/08                          13,075                 12,737
 5/09                           8,450                  8,476

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of May 31, 2009)
---------------------------------------------------------------------
                                            If             If
Period                                      Held           Redeemed
---------------------------------------------------------------------
Life-of-Class
(12/1/04)                                  -2.93%          -2.93%
1 Year                                    -34.78          -34.78
---------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2009)
---------------------------------------------------------------------
                                           Gross           Net
---------------------------------------------------------------------
                                            2.46%           2.16%
---------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                            Pioneer Equity
                             Opportunity           Russell 2500
                                Fund                  Index
12/04                          10,000                10,000
 5/05                           9,824                 9,810
 5/06                          11,132                11,488
 5/07                          14,656                13,897
 5/08                          13,085                12,737
 5/09                           8,535                 8,476

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2008 through May 31, 2009.


Share Class                             A                B                C
Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/08
-------------------------------------------------------------------------------
Ending Account Value               $ 1,154.90       $ 1,150.20       $ 1,150.00
(after expenses)
on 5/31/09
-------------------------------------------------------------------------------
Expenses Paid During Period*       $     6.66       $    11.42       $    11.42
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.24%, 2.13% and 2.13% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


 Share Class                            A                B                C
Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
on 12/1/08
-------------------------------------------------------------------------------
Ending Account Value               $ 1,018.75       $ 1,014.31       $ 1,014.31
(after expenses)
on 5/31/09
-------------------------------------------------------------------------------
Expenses Paid During Period*       $     6.24       $    10.70       $    10.70
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.24%, 2.13% and 2.13% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Schedule of Investments | 5/31/09 (unaudited)


Shares                                              Value
            COMMON STOCKS -- 95.6%
            ENERGY -- 7.6%
            Coal & Consumable Fuels -- 0.3%
  1,700     Consol Energy, Inc.                     $    69,972
----------------------------------------------------------------
            Oil & Gas Exploration & Production -- 6.0%
  4,580     Apache Corp.                            $   385,911
  6,100     Clayton Williams Energy, Inc.*              149,572
  8,450     Plains Exploration and Product Co.*         238,966
 12,120     Southwestern Energy Co.*                    526,856
                                                    -----------
                                                    $ 1,301,305
----------------------------------------------------------------
            Oil & Gas Storage & Transportation -- 1.3%
 27,160     EL PASO Corp.                           $   264,810
                                                    -----------
            Total Energy                            $ 1,636,087
----------------------------------------------------------------
            MATERIALS -- 6.1%
            Diversified Chemical -- 1.7%
  6,500     FMC Corp.                               $   353,275
----------------------------------------------------------------
            Fertilizers & Agricultural Chemicals -- 1.1%
  8,400     Terra Industries, Inc.                  $   233,436
----------------------------------------------------------------
            Industrial Gases -- 2.3%
  2,200     Air Products & Chemicals, Inc.          $   142,516
  8,300     Airgas, Inc.                                350,758
                                                    -----------
                                                    $   493,274
----------------------------------------------------------------
            Metal & Glass Containers -- 1.0%
  8,780     Crown Holdings, Inc.*                   $   206,330
                                                    -----------
            Total Materials                         $ 1,286,315
----------------------------------------------------------------
            CAPITAL GOODS -- 12.6%
            Aerospace & Defense -- 2.6%
 11,600     Honeywell International, Inc.           $   384,656
  2,400     ITT Corp.                                    98,832
  1,160     United Technologies Corp.                    61,028
                                                    -----------
                                                    $   544,516
----------------------------------------------------------------
            Construction & Engineering -- 4.2%
  4,600     Aecom Technology Corp.*                 $   146,786
 39,970     KBR, Inc.                                   736,247
                                                    -----------
                                                    $   883,033
----------------------------------------------------------------
            Electrical Component & Equipment -- 2.5%
  5,285     AMETEK, Inc.                            $   166,213
  9,350     General Cable Corp.*                        357,544
                                                    -----------
                                                    $   523,757
----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     15

Shares                                                    Value
            Industrial Machinery -- 2.1%
  1,600     Danaher Corp.                                 $    96,560
  7,550     SPX Corp.                                         346,621
                                                          -----------
                                                          $   443,181
----------------------------------------------------------------------
            Trading Companies & Distributors -- 1.2%
  3,400     W.W. Grainger, Inc.                           $   268,022
                                                          -----------
            Total Capital Goods                           $ 2,662,509
----------------------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.5%
            Office Services & Supplies -- 0.5%
  4,170     Avery Dennison Corp.                          $   114,925
                                                          -----------
            Total Commercial Services & Supplies          $   114,925
----------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 0.9%
            Auto Parts & Equipment -- 0.5%
  3,600     BorgWarner, Inc.                              $   116,100
----------------------------------------------------------------------
            Automobile Manufacturers -- 0.4%
 12,900     Ford Motor Corp.*                             $    74,175
                                                          -----------
            Total Automobiles & Components                $   190,275
----------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 1.5%
            Apparel, Accessories & Luxury Goods -- 0.7%
  6,600     True Religion Apparel, Inc*                   $   152,196
----------------------------------------------------------------------
            Homebuilding -- 0.3%
  6,400     Pulte Homes, Inc.*                            $    56,320
----------------------------------------------------------------------
            Household Appliances -- 0.5%
  3,500     Snap-On, Inc.                                 $   109,025
                                                          -----------
            Total Consumer Durables & Apparel             $   317,541
----------------------------------------------------------------------
            CONSUMER SERVICES -- 2.5%
            Hotels, Resorts & Cruise Lines -- 1.0%
 19,000     Wyndham Worldwide Corp.                       $   224,010
----------------------------------------------------------------------
            Restaurants -- 1.5%
  7,900     Nathan's Famous, Inc*                         $    99,935
  2,200     Red Robin Gourmet Burgers, Inc.*                   38,060
 11,900     Starbucks Corp.*                                  171,241
                                                          -----------
                                                          $   309,236
                                                          -----------
            Total Consumer Services                       $   533,246
----------------------------------------------------------------------
            MEDIA -- 2.3%
            Advertising -- 0.7%
 27,300     The Interpublic Group of Companies, Inc.*     $   143,052
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Shares                                                  Value
            Movies & Entertainment -- 1.6%
 10,600     Time Warner, Inc.                           $   248,252
  4,600     Viacom, Inc. (Class B)*                         101,982
                                                        -----------
                                                        $   350,234
                                                        -----------
            Total Media                                 $   493,286
-------------------------------------------------------------------
            RETAILING -- 2.6%
            Apparel Retail -- 0.9%
 15,690     The Limited Brands, Inc. (b)                $   196,282
-------------------------------------------------------------------
            Computer & Electronics Retail -- 1.7%
 14,100     Gamestop Corp.*(b)                          $   351,795
                                                        -----------
            Total Retailing                             $   548,077
-------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 1.4%
            Drug Retail -- 1.4%
  9,670     CVS/Caremark Corp.                          $   288,166
                                                        -----------
            Total Food & Drug Retailing                 $   288,166
-------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 2.6%
            Distillers & Vintners -- 0.8%
 14,400     Constellation Brands, Inc.*                 $   166,464
-------------------------------------------------------------------
            Packaged Foods & Meats -- 1.2%
  6,300     The J.M. Smucker Co.                        $   253,638
-------------------------------------------------------------------
            Soft Drinks -- 0.6%
  3,700     Hansen Natural Corp.*                       $   135,716
                                                        -----------
            Total Food, Beverage & Tobacco              $   555,818
-------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
            Household Products -- 1.1%
  4,500     Church & Dwight Co, Inc.                    $   226,215
-------------------------------------------------------------------
            Personal Products -- 1.8%
 16,300     Alberto-Culver Co. (Class B)                $   378,812
                                                        -----------
            Total Household & Personal Products         $   605,027
-------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 6.1%
            Health Care Equipment -- 0.3%
  1,500     Covidien, Ltd.                              $    53,580
-------------------------------------------------------------------
            Health Care Services -- 2.4%
  2,300     DaVita, Inc.*                               $   103,753
 14,600     Omnicare, Inc.                                  394,638
                                                        -----------
                                                        $   498,391
-------------------------------------------------------------------
            Health Care Supplies -- 3.4%
  3,000     Haemonetics Corp.*                          $   159,690
 17,570     Inverness Medical Innovations, Inc.*(b)         571,552
                                                        -----------
                                                        $   731,242
                                                        -----------
            Total Health Care Equipment & Services      $ 1,283,213
-------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     17

Shares                                                Value
            PHARMACEUTICALS & BIOTECHNOLOGY -- 7.2%
            Life Sciences Tools & Services -- 6.1%
 15,690     Advanced Magnetics, Inc.*                 $   825,294
 11,910     Thermo Fisher Scientific, Inc.*               463,418
                                                      -----------
                                                      $ 1,288,712
-----------------------------------------------------------------
            Pharmaceuticals -- 1.1%
  2,100     Allergan, Inc.                            $    92,673
 35,470     Cardiome Pharma Corp.*                        147,201
                                                      -----------
                                                      $   239,874
                                                      -----------
            Total Pharmaceuticals & Biotechnology     $ 1,528,586
-----------------------------------------------------------------
            BANKS -- 5.0%
            Regional Banks -- 3.4%
  2,300     City National Corp. (b)                   $    84,111
  2,200     Commerce Bancshares, Inc.                      69,234
  1,600     Cullen Frost Bankers, Inc.                     78,320
 10,322     First Horizon National Corp.*                 125,309
  7,600     Signature Bank, Inc.*                         205,580
 10,200     Texas Capital Bancshares, Inc.*               156,570
                                                      -----------
                                                      $   719,124
-----------------------------------------------------------------
            Thrifts & Mortgage Finance -- 1.6%
 11,600     Hudson City Bancorp, Inc.                 $   148,828
 17,300     New York Community Bancorp, Inc. (b)          190,646
                                                      -----------
                                                      $   339,474
                                                      -----------
            Total Banks                               $ 1,058,598
-----------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 4.3%
            Asset Management & Custody Banks -- 1.8%
  6,700     Northern Trust Corp.                      $   386,255
-----------------------------------------------------------------
            Investment Banking & Brokerage -- 1.1%
  8,100     Lazard, Ltd.                              $   229,068
-----------------------------------------------------------------
            Specialized Finance -- 1.4%
    700     CME Group, Inc.                           $   225,148
    600     IntercontinentalExchange, Inc.*                64,674
                                                      -----------
                                                      $   289,822
                                                      -----------
            Total Diversified Financials              $   905,145
-----------------------------------------------------------------
            INSURANCE -- 2.8%
            Insurance Brokers -- 0.6%
  7,200     Marsh & McLennan Co., Inc.                $   136,224
-----------------------------------------------------------------
            Reinsurance -- 2.2%
  4,800     Partner Re, Ltd.*(b)                      $   313,248
  3,200     Renaissance Re Holdings, Ltd.                 146,464
                                                      -----------
                                                      $   459,712
                                                      -----------
            Total Insurance                           $   595,936
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Shares                                                Value
            REAL ESTATE -- 0.6%
            Office Real Estate Investment Trust -- 0.6%
 13,100     BioMed Property Trust, Inc.               $   128,773
                                                      -----------
            Total Real Estate                         $   128,773
-----------------------------------------------------------------
            SOFTWARE & SERVICES -- 5.1%
            Data Processing & Outsourced Services -- 1.9%
  9,600     Fiserv, Inc.*                             $   406,656
-----------------------------------------------------------------
            Systems Software -- 3.2%
  7,500     BMC Software, Inc.*                       $   255,750
 10,700     McAfee, Inc.*                                 419,761
                                                      -----------
                                                      $   675,511
                                                      -----------
            Total Software & Services                 $ 1,082,167
-----------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 14.5%
            Communications Equipment -- 6.3%
 23,610     Cisco Systems, Inc.*                      $   436,785
 13,400     F5 Networks, Inc.*                            425,584
 23,700     Riverbed Technology, Inc*                     476,133
                                                      -----------
                                                      $ 1,338,502
-----------------------------------------------------------------
            Computer Hardware -- 5.1%
  3,900     Apple, Inc.*                              $   529,659
 25,400     Teradata Corp.*                               548,640
                                                      -----------
                                                      $ 1,078,299
-----------------------------------------------------------------
            Computer Storage & Peripherals -- 1.1%
 12,100     NETAPP, Inc.*(b)                          $   235,950
-----------------------------------------------------------------
            Electronic Equipment & Instruments -- 1.2%
  4,160     Itron, Inc.*                              $   242,694
-----------------------------------------------------------------
            Office Electronics -- 0.8%
 24,800     Xerox Corp.                               $   168,640
                                                      -----------
            Total Technology Hardware & Equipment     $ 3,064,085
-----------------------------------------------------------------
            SEMICONDUCTORS -- 0.7%
 20,200     STMicroelectronics NV (A.D.R.) (b)        $   148,672
                                                      -----------
            Total Semiconductors                      $   148,672
-----------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 0.5%
            Integrated Telecommunication Services -- 0.5%
 12,200     Windstream Corp.                          $   102,602
                                                      -----------
            Total Telecommunication Services          $   102,602
-----------------------------------------------------------------
            UTILITIES -- 5.3%
            Electric Utilities -- 1.2%
  4,400     FPL Group, Inc.                           $   248,732
-----------------------------------------------------------------
            Gas Utilities -- 0.3%
  2,300     Questar Corp.                             $    77,947
-----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     19

Shares                                                               Value
              Multi-Utilities -- 3.8%
   8,970      NSTAR, Inc.                                            $   269,728
   7,500      PG&E Corp.                                                 275,325
   5,599      Sempra Energy Co.                                          255,762
                                                                     -----------
                                                                     $   800,815
                                                                     -----------
              Total Utilities                                        $ 1,127,494
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $20,633,501)                                     $20,256,543
--------------------------------------------------------------------------------
              EXCHANGE TRADED FUNDS -- 2.1%
              MATERIALS -- 0.4%
              Precious Metals & Minerals -- 0.4%
   2,000      Market Vectors Gold Miners Fund (b)                    $    88,320
                                                                     -----------
              Total Materials                                        $    88,320
--------------------------------------------------------------------------------
              AUTOMOBILES & COMPONENTS -- 1.7%
              Auto Parts & Equipment -- 1.7%
  15,900      Consumer Discretionary Select Sector SPDR Fund (b)     $   367,608
                                                                     -----------
              Total Automobiles & Components                         $   367,608
--------------------------------------------------------------------------------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $391,415)                                        $   455,928
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 9.5%
              Securities Lending Collateral -- 9.5% (c)
              Certificates of Deposit:
$ 48,654      Abbey National Plc, 1.27%, 8/13/09                     $    48,654
  77,843      Bank of Scotland NY, 1.24%, 6/5/09                          77,843
  87,578      DnB NOR Bank ASA NY, 1.5%, 6/8/09                           87,578
  72,981      Royal Bank of Canada NY, 1.19%, 8/7/09                      72,981
  87,578      Svenska Bank NY, 1.48%, 7/8/09                              87,578
  97,308      CBA, 1.35%, 7/16/09                                         97,308
  97,308      Societe Generale, 1.75%, 9/4/09                             97,308
  97,308      U.S. Bank NA, 0.76%, 8/24/09                                97,308
                                                                     -----------
                                                                     $   666,559
--------------------------------------------------------------------------------
              Commercial Paper:
  97,308      Monumental Global Funding, Ltd., 1.28%, 8/17/09        $    97,308
  48,654      CME Group, Inc., 1.21%, 8/6/09                              48,654
  95,557      American Honda Finance Corp., 1.27%, 7/14/09                95,557
  97,308      HSBC Bank, Inc., 1.31%, 8/14/09                             97,308
  24,327      IBM, 0.88%, 9/25/09                                         24,327
  87,578      MetLife Global Funding, 1.71%, 6/12/09                      87,578
  87,578      New York Life Global, 1.37%, 9/4/09                         87,578
  82,712      Westpac Banking Corp., 0.95%, 6/1/09                        82,712
                                                                     -----------
                                                                     $   621,023
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

---------------------------------------------------------------------------
Principal
Amounts                                                         Value
---------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
  $  340,580     Deutsche Bank, 0.17%, 6/1/09                   $   340,580
     278,530     Barclays Capital Markets, 0.16%, 6/1/09            278,530
                                                                -----------
                                                                $   619,110
---------------------------------------------------------------------------
Shares
                 Money Market Mutual Fund:
      97,308     JPMorgan U.S. Government Money Market Fund     $    97,308
---------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $2,004,000)                              $ 2,004,000
---------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 107.2%
                 (Cost $23,028,916) (a)                         $22,716,471
---------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (7.2)%         $(1,528,698)
---------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                     $21,187,773
===========================================================================

(A.D.R.) American Depositary Receipt.


*        Non-income producing security.


(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $24,520,835 was as follows:


           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                               $   2,048,294
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                                  (3,852,658)
                                                                                         -------------
           Net unrealized loss                                                           $  (1,804,364)
                                                                                         =============

(b)    At May 31, 2009, the following securities were out on loan:

     Shares     Description                                        Value
     12,000     Gamestop Corp. *                                   $  299,400
     16,000     Inverness Medical Innovations, Inc. *                 520,480
      6,000     The Limited Brands, Inc.                               75,060
      1,900     Market Vectors Gold Miners Fund                        83,904
        400     NETAPP, Inc. *                                          7,800
     16,100     New York Community Bancorp, Inc.                      177,422
     15,000     Consumer Discretionary Select Sector SPDR Fund        346,800
      2,200     City National Corp.                                    80,454
      4,200     Partner Re, Ltd. *                                    274,092
     18,000     STMicroelectronics NV (A.D.R.)                        132,480
-----------------------------------------------------------------------------
                Total                                              $1,997,892
=============================================================================


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     21

(c)   Securities lending collateral is managed by Credit Suisse, New York
Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $9,165,476 and $11,875,642, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:



                                                    Investments
 Valuation Inputs                                   in Securities
 Level 1 -- Quoted Prices                           $20,809,779
 Level 2 -- Other Significant Observable Inputs       1,906,692
 Level 3 -- Significant Unobservable Inputs                  --
---------------------------------------------------------------
  Total                                             $22,716,471
---------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Statement of Assets and Liabilities | 5/31/09 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of
   ($1,997,892 cost $23,028,916)                              $22,716,471
  Cash                                                            607,264
  Receivables --
   Fund shares sold                                                 3,085
   Dividends                                                       18,869
   Due from Pioneer Investment Management, Inc.                     8,208
  Other                                                            21,663
-------------------------------------------------------------------------
     Total assets                                             $23,375,560
-------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $   104,012
   Fund shares repurchased                                         18,952
   Upon return of securities loaned                             2,004,000
  Due to affiliates                                                15,597
  Accrued expenses                                                 45,226
-------------------------------------------------------------------------
     Total liabilities                                        $ 2,187,787
-------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $37,018,267
  Undistributed net investment income                              44,384
  Accumulated net realized loss on investments                (15,562,433)
  Net unrealized loss on investments                             (312,445)
-------------------------------------------------------------------------
     Total net assets                                         $21,187,773
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $12,056,170/1,539,444 shares)             $      7.83
  Class B (based on $3,157,360/416,419 shares)                $      7.58
  Class C (based on $5,974,243/786,628 shares)                $      7.59
MAXIMUM OFFERING PRICE:
  Class A ($7.83 [divided by] 94.25%)                         $      8.31
-------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     23

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09



INVESTMENT INCOME:
  Dividends (including foreign taxes withheld of $91)      $160,022
  Interest                                                   42,318
  Income from securities loaned, net                          3,810
---------------------------------------------------------------------------------------
     Total investment income                                               $    206,150
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $ 75,327
  Transfer agent fees and expenses
   Class A                                                   29,579
   Class B                                                    8,341
   Class C                                                   13,927
  Distribution fees
   Class A                                                   14,050
   Class B                                                   15,699
   Class C                                                   28,535
  Shareholder communications expense                         10,950
  Administrative fees                                         6,153
  Custodian fees                                             10,080
  Registration fees                                          22,200
  Professional fees                                          29,351
  Printing expense                                           10,779
  Fees and expenses of nonaffiliated trustees                 3,134
  Miscellaneous                                               3,039
---------------------------------------------------------------------------------------
     Total expenses                                                        $    281,144
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                     (117,594)
     Less fees paid indirectly                                                      (64)
---------------------------------------------------------------------------------------
     Net expenses                                                          $    163,486
---------------------------------------------------------------------------------------
       Net investment income                                               $     42,664
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $ (5,192,530)
---------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                             $  7,923,704
---------------------------------------------------------------------------------------
  Net gain on investments                                                  $  2,731,174
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $  2,773,838
---------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively


                                                           Six Months
                                                           Ended
                                                           5/31/09           Year Ended
                                                           (unaudited)       11/30/08
FROM OPERATIONS:
Net investment income (loss)                               $    42,664       $    (64,356)
Net realized loss on investments                            (5,192,530)        (7,631,265)
Change in net unrealized gain (loss) on investments          7,923,704        (18,228,079)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $ 2,773,838       $(25,923,700)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.01 per share, respectively)       $        --       $    (12,008)
   Class B ($0.00 and $0.01 per share, respectively)                --             (3,469)
   Class C ($0.00 and $0.01 per share, respectively)                --             (6,568)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                    $        --       $    (22,045)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 1,592,027       $ 11,058,990
Reinvestment of distributions                                      202             17,796
Cost of shares repurchased                                  (4,694,147)       (45,203,005)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                               $(3,101,918)      $(34,126,219)
-----------------------------------------------------------------------------------------
   Net decrease in net assets                              $  (328,080)      $(60,071,964)
NET ASSETS:
Beginning of period                                         21,515,853         81,587,817
-----------------------------------------------------------------------------------------
End of period                                              $21,187,773       $ 21,515,853
-----------------------------------------------------------------------------------------
Undistributed net investment income                        $    44,384       $      1,720
-----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     25

                                   '09 Shares      '09 Amount        '08 Shares        '08 Amount
                                  (unaudited)     (unaudited)
Class A
Shares sold                           126,054     $   883,721             635,601     $  7,410,506
Reinvestment of distributions               6              42               1,851           11,448
Less shares repurchased              (330,756)     (2,238,730)         (2,667,915)     (28,177,150)
--------------------------------------------------------------------------------------------------
   Net decrease                      (204,696)    $(1,354,967)         (2,030,463)    $(20,755,196)
--------------------------------------------------------------------------------------------------
Class B
Shares sold                            48,876     $   331,087              84,454     $    934,959
Reinvestment of distributions              22             149                 217            1,326
Less shares repurchased              (141,771)       (929,817)           (512,149)      (5,426,984)
--------------------------------------------------------------------------------------------------
   Net decrease                       (92,873)    $  (598,581)           (427,478)    $ (4,490,699)
--------------------------------------------------------------------------------------------------
Class C
Shares sold                            56,265     $   377,219             239,831     $  2,713,525
Reinvestment of distributions               2              11                 810            5,022
Less shares repurchased              (230,132)     (1,525,600)         (1,099,408)     (11,598,871)
--------------------------------------------------------------------------------------------------
   Net decrease                      (173,865)    $(1,148,370)           (858,767)    $ (8,880,324)
--------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

Financial Highlights

                                                                                 Six Months
                                                                                 Ended
                                                                                 5/31/09         Year Ended
                                                                                 (unaudited)     11/30/08
Class A
Net asset value, beginning of period                                                $  6.78      $   12.59
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                       $  0.03      $    0.04
 Net realized and unrealized gain (loss) on investments                                1.02          (5.84)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  1.05      $   (5.80)
Distribution to shareowners
 Net investment income                                                                   --             --
 Net realized gain                                                                       --          (0.01)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                         $  1.05      $   (5.81)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  7.83      $    6.78
==========================================================================================================
Total return*                                                                         15.49%        (46.09)%
Ratio of net expenses to average net assets+                                           1.24%          1.26%
Ratio of net investment income (loss) to average net assets+                           0.81%          0.24%
Portfolio turnover rate                                                                 121%            96%
Net assets, end of period (in thousands)                                            $12,056      $  11,817
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.49%          1.69%
 Net investment income (loss)                                                         (0.44)%        (0.19)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          1.24%          1.25%
 Net investment income (loss)                                                          0.81%          0.25%
----------------------------------------------------------------------------------------------------------


                                                                                                              12/1/04 (a)
                                                                                  Year Ended    Year Ended    to
                                                                                  11/30/07      11/30/06      11/30/05
Class A
Net asset value, beginning of period                                                $ 12.51       $ 10.95       $  10.00
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                                       $ (0.02)      $  0.05       $   0.05
 Net realized and unrealized gain (loss) on investments                                1.32          2.14           0.90
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  1.30       $  2.19       $   0.95
Distribution to shareowners
 Net investment income                                                                   --         (0.09)             --
 Net realized gain                                                                    (1.22)        (0.54)             --
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                                         $  0.08       $  1.56       $   0.95
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 12.59       $ 12.51       $  10.95
========================================================================================================================
Total return*                                                                         10.73%        20.26%          9.50%(b)
Ratio of net expenses to average net assets+                                           1.26%         1.25%          1.25%**
Ratio of net investment income (loss) to average net assets+                          (0.19)%        0.48%          0.65%**
Portfolio turnover rate                                                                  94%           64%             8%**
Net assets, end of period (in thousands)                                            $47,515       $25,549       $ 21,996
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          1.38%         1.58%          1.78%**
 Net investment income (loss)                                                         (0.31)%        0.15%          0.12%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          1.25%         1.25%          1.25%**
 Net investment income (loss)                                                         (0.18)%        0.48%          0.65%**
------------------------------------------------------------------------------------------------------------------------

(a)  Class A shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     27


                                                                                 Six Months
                                                                                 Ended
                                                                                 5/31/09       Year Ended
                                                                                 (unaudited)   11/30/08
Class B
Net asset value, beginning of period                                               $   6.59      $   12.36
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $     --      $   (0.09)
 Net realized and unrealized gain (loss) on investments                                0.99          (5.67)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $   0.99      $   (5.76)
Distribution to shareowners
 Net realized gain                                                                       --          (0.01)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $   0.99      $   (5.77)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $   7.58      $    6.59
==========================================================================================================
Total return*                                                                         15.02%        (46.62)%
Ratio of net expenses to average net assets+                                           2.13%          2.16%
Ratio of net investment loss to average net assets+                                   (0.06)%        (0.64)%
Portfolio turnover rate                                                                 121%            96%
Net assets, end of period (in thousands)                                           $  3,157      $   3,357
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.23%          2.54%
 Net investment loss                                                                  (1.16)%        (1.02)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.13%          2.15%
 Net investment loss                                                                  (0.06)%        (0.63)%
----------------------------------------------------------------------------------------------------------


                                                                                                              12/1/04 (a)
                                                                                  Year Ended    Year Ended    to
                                                                                  11/30/07      11/30/06      11/30/05
Class B
Net asset value, beginning of period                                                $ 12.41       $ 10.88       $  10.00
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.10)      $ (0.04)      $  (0.01)
 Net realized and unrealized gain (loss) on investments                                1.27          2.11           0.89
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  1.17       $  2.07       $   0.88
Distribution to shareowners
 Net realized gain                                                                    (1.22)        (0.54)            --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ (0.05)      $  1.53       $   0.88
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 12.36       $ 12.41       $  10.88
========================================================================================================================
Total return*                                                                          9.77%        19.15%          8.80%
Ratio of net expenses to average net assets+                                           2.16%         2.09%          2.04%**
Ratio of net investment loss to average net assets+                                   (1.09)%       (0.37)%        (0.12)%**
Portfolio turnover rate                                                                  94%           64%             8%**
Net assets, end of period (in thousands)                                            $11,575       $ 5,813       $  4,483
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.19%         2.41%          2.53%**
 Net investment loss                                                                  (1.12)%       (0.69)%        (0.61)%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.15%         2.08%          2.04%**
 Net investment loss                                                                  (1.08)%       (0.36)%        (0.12)%**
------------------------------------------------------------------------------------------------------------------------

(a)  Class B shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

The accompanying notes are an integral part of these financial statements.
                                                                                 Six Months
                                                                                 Ended
                                                                                 5/31/09       Year Ended
                                                                                 (unaudited)   11/30/08
Class C
Net asset value, beginning of period                                               $   6.60      $   12.37
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                               $     --      $   (0.10)
 Net realized and unrealized gain (loss) on investments                                0.99          (5.66)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $   0.99      $   (5.76)
Distribution to shareowners
 Net realized gain                                                                       --          (0.01)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $   0.99      $   (5.77)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $   7.59      $    6.60
==========================================================================================================
Total return*                                                                         15.00%        (46.59)%
Ratio of net expenses to average net assets+                                           2.13%          2.16%
Ratio of net investment loss to average net assets+                                   (0.07)%        (0.65)%
Portfolio turnover rate                                                                 121%            96%
Net assets, end of period (in thousands)                                           $  5,974      $   6,342
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.16%          2.45%
 Net investment loss                                                                  (1.10)%        (0.94)%
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.13%          2.15%
 Net investment loss                                                                  (0.07)%        (0.64)%
----------------------------------------------------------------------------------------------------------


                                                                                                              12/1/04 (a)
                                                                                  Year Ended    Year Ended    to
                                                                                  11/30/07      11/30/06      11/30/05
Class C
Net asset value, beginning of period                                                $ 12.42       $ 10.87       $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                                                $ (0.11)      $ (0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments                                1.28          2.12          0.88
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  1.17       $  2.09       $  0.87
Distribution to shareowners
 Net realized gain                                                                    (1.22)        (0.54)           --
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ (0.05)      $  1.55       $  0.87
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 12.37       $ 12.42       $ 10.87
=======================================================================================================================
Total return*                                                                          9.77%        19.36%         8.70%(b)
Ratio of net expenses to average net assets+                                           2.13%         2.03%         2.01%**
Ratio of net investment loss to average net assets+                                   (1.02)%       (0.30)%       (0.11)%**
Portfolio turnover rate                                                                  94%           64%            8%**
Net assets, end of period (in thousands)                                            $22,498       $16,880       $15,027
Ratios with no waiver of fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.15%         2.35%         2.53%**
 Net investment loss                                                                  (1.04)%       (0.62)%       (0.63)%**
Ratios with waiver of fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.12%         2.02%         2.01%**
 Net investment loss                                                                  (1.01)%       (0.29)%       (0.11)%**
-----------------------------------------------------------------------------------------------------------------------

(a)  Class C shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     29

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plan for Class A, Class B, and Class C shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property


30    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09
management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     31

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the year ended November 30, 2008 was as follows:



                                           2008
     Distributions paid from:
     Ordinary income                    $    --
     Long-term capital gain              22,045
     ------------------------------------------
        Total                           $22,045
     ------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                2008
     Distributable earnings:
     Capital loss carryforward         $  (6,362,905)
     Post-October loss deferred           (2,513,359)
     Unrealized depreciation              (9,728,068)
     ------------------------------------------------
        Total                          $ (18,604,332)
     ------------------------------------------------

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. ("PFD"), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $874 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and


32    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09
     fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. ("PIM"), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     33

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. Prior to January 1, 2007, Pioneer's annual fee was equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.36% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2010 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,242 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the six months ended May 31, 2009, out-of-pocket expenses were as follows:



 Shareholder Communications:
 Class A                              $ 6,999
 Class B                                1,695
 Class C                                2,256
---------------------------------------------
    Total                             $10,950
---------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,372 in transfer agent fees payable to PIMSS at May 31, 2009.

4. Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average


34    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09
daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $983 in distribution fees payable to PFD at May 31, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $7,438 were paid to PFD.

5. Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were reduced by $65 under such arrangements.


            Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09     35

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


36    Pioneer Equity Opportunity Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.